Employees Benefit Expenses - Schedule of Employees Benefit Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Employees Benefit Expenses [Line Items]
Wages and salaries	$ 2,061,751	$ 2,103,149
Defined contribution plans	109,963	111,328
Share-based compensation awards	710,509	390,380
Directors’ fees	3,185,378	3,501,030
Other short-term benefits	6,950	8,841
Total	$ 6,074,551	$ 6,114,728